OTHER RECEIVABLES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
OTHER RECEIVABLES
NOTE 11 - OTHER RECEIVABLE

NOTE 11 - OTHER RECEIVABLES

As of June 30, 2021, other receivables consist of rental deposit, property management fee deposit, prepaid trademark system set up fees and staff reserve fund as follow:

	June 30, 2021	December 31, 2020
Prepaid trademark and system set up fee	$-	$3,318
Staff reserve fund	12,898	2,453
	$12,898	$5,771